Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Equity Transactions [Abstract]
Schedule of Fair Value of Warrants	The assumptions used for the Black-Scholes option pricing model are as follows at issuance:
Expected life (years)	2.0
Risk-free interest rate	4.89%
Expected volatility	105.7%
Expected dividend yield	0

Schedule of Warrants Outstanding and Exercisable

Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2025:

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	120,000	$30.00
Issued	-	-
Exercised	-	-
Expired	120,000	30.00
Warrants outstanding, as of December 31, 2022	-	-
Issued	-	-
Exercised	-	-
Expired	-	-
Warrants outstanding, as of December 31, 2023	-	-
Issued	14,000,000	0.50
Exercised	-	-
Expired	-	-
Warrants exercisable, as of December 31, 2024	14,000,000	0.50
Issued	-
Exercised	12,656,818	0.00
Expired	-
Warrants exercisable, as of December 31, 2025	1,343,182	$0.00